Activity in Accident and Health Claim Reserves (Detail) - Accident and health - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Unpaid Claims and Claims Adjustment Expense, Period Increase (Decrease) [Abstract]
Balance at January 1, net of reinsurance recoverables of $497, $360, and $264, respectively	$ 3,504	$ 2,136	$ 1,032
Current year	1,504	2,173	1,251
Prior years	(361)	(154)	283
Total incurred	1,143	2,019	1,534
Current year	85	42	49
Prior years	685	609	381
Total paid	770	651	430
Balance at December 31, net of reinsurance recoverables of $544, $497, and $360, respectively	$ 3,877	$ 3,504	$ 2,136